Accumulated Other Comprehensive Income (Summary of Changes in AOCI) (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,240,934
Ending balance	1,136,737
Unrealized Gain on Designated Derivative
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	4,582
Other comprehensive income, before reclassifications	(12,496)
Amount of gain reclassified from accumulated other comprehensive income	(1,019)
Ending balance	$ (8,933)